Schedule of Summary of stock Option Activity (Details) - Preferred Stock [Member] - Warrant [Member] - $ / shares	9 Months Ended		12 Months Ended	21 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Nov. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at beginning	329	0	0	0
Weighted average exercise price at beginning	$ 1.00
Weighted average remaining years ending	4 years 2 months 30 days		5 years	4 years 6 months
Issued	244		367
Issued	$ 1.00		$ 1.00
Weighted average remaining years beginning	10 years
Exercised			(38)
Exercised			$ 1.00
Forfeited and cancelled	0	0
Forfeited and cancelled
Outstanding at ending	573		329	573
Weighted average exercise price at ending	$ 1.00		$ 1.00	$ 1.00